CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions		Total		Share capital	Retained earnings	Ownership changes	Accumulated Other Comprehensive Income		Brookfield Infrastructure Partners L.P	Non-controlling interests
Beginning balance at Dec. 31, 2021		$ (1,424)		$ 53	$ (193)	$ (2,379)	$ 392	[1]	$ (2,127)	$ 703
Net (loss) income		1,619	[2]		1,094				1,094	525
Other comprehensive income (loss)		(108)					(86)	[1]	(86)	(22)
Comprehensive (loss) income		1,511			1,094		(86)	[1]	1,008	503
Distributions to non-controlling interests		(448)								(448)
Ending balance at Dec. 31, 2022		(361)		53	901	(2,379)	306	[1],[3]	(1,119)	758
Net (loss) income		606	[2]		111				111	495
Other comprehensive income (loss)		216					167	[3]	167	49
Comprehensive (loss) income		822			111		167	[3]	278	544
Share issuance		339		339					339
Distributions to non-controlling interests		(458)								(458)
Acquisition of subsidiaries	[4]	3,726								3,726
Other items		0			103				103	(103)
Ending balance at Dec. 31, 2023		4,068		392	1,115	(2,379)	473	[3]	(399)	4,467
Net (loss) income		72	[2]		(608)				(608)	680
Other comprehensive income (loss)		230					108	[5]	108	122
Comprehensive (loss) income		302			(608)		108	[5]	(500)	802
Capital provided to non-controlling interests		(1,058)								(1,058)
Distributions to non-controlling interests		(788)								(788)
Arrangement/reorganization		(356)		(391)		35			(356)
Other items		54			2				2	52
Ending balance at Dec. 31, 2024		$ 2,222		$ 1	$ 509	$ (2,344)	$ 581	[5]	$ (1,253)	$ 3,475

[1]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.

[3]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[4]	Refer to Note 5, Acquisition of businesses, for further details.
[5]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.